Debt (Schedule Of Debt) (Details) € in Millions, $ in Millions, $ in Millions		12 Months Ended
	Jun. 23, 2015 CAD ($)	Sep. 30, 2017 USD ($)	May 16, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 20, 2016 EUR (€)	Jun. 23, 2015 EUR (€)	Jun. 23, 2015 USD ($)	May 20, 2015 USD ($)	Dec. 04, 2014 USD ($)	Dec. 17, 2012 USD ($)
Debt Instrument [Line Items]
Total debt		$ 3,828.5
Less current portion		(19.4)		$ (145.3)
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date	Jun. 23, 2020
SBH and SB/RH [Member]
Debt Instrument [Line Items]
Total debt		3,828.5		3,621.4
Unamortized discount on debt		(3.7)		(4.5)
Debt issuance costs		(53.1)		(56.9)
Less current portion		(19.4)		(145.3)
Long-term debt, net of current portion		$ 3,752.3		3,414.7
Expiring March 6, 2022 [Member] | SBH and SB/RH [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date		Mar. 06, 2022
USD Term Loan [Member]
Debt Instrument [Line Items]
Term loan			$ 250.0				$ 1,450.0
Maturity date	Jun. 23, 2022
USD Term Loan [Member] | Due June 23, 2022 [Member] | SBH and SB/RH [Member]
Debt Instrument [Line Items]
Term loan		$ 1,244.2		$ 1,005.5
Rate		3.40%		3.60%
Maturity date		Jun. 23, 2022
CAD Term Loan [Member]
Debt Instrument [Line Items]
Term loan	$ 75
Maturity date	Jun. 23, 2022
CAD Term Loan [Member] | Due June 23, 2022 [Member] | SBH and SB/RH [Member]
Debt Instrument [Line Items]
Term loan		$ 59.0		$ 54.9
Rate		4.90%		4.60%
Maturity date		Jun. 23, 2022
Euro Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €						€ 300
Maturity date	Jun. 23, 2022
Euro Term Loan [Member] | Due June 23, 2022 [Member] | SBH and SB/RH [Member]
Debt Instrument [Line Items]
Term loan				$ 63.0
Rate				3.50%
Maturity date		Jun. 23, 2022
4.00% Notes, Due October 1, 2026 [Member]
Debt Instrument [Line Items]
Notes | €					€ 425
Interest rate		4.00%		4.00%
4.00% Notes, Due October 1, 2026 [Member] | SBH and SB/RH [Member]
Debt Instrument [Line Items]
Notes		$ 500.9		$ 477.0
Rate		4.00%		4.00%
Maturity date		Oct. 01, 2026
5.75% Notes, Due July 15, 2025 [Member]
Debt Instrument [Line Items]
Notes								$ 1,000.0
Interest rate		5.75%		5.75%
5.75% Notes, Due July 15, 2025 [Member] | SBH and SB/RH [Member]
Debt Instrument [Line Items]
Notes		$ 1,000.0		$ 1,000.0
Rate		5.80%		5.80%
Interest rate		5.75%
Maturity date		Jul. 15, 2025
6.125% Notes, Due December 15, 2024 [Member]
Debt Instrument [Line Items]
Notes									$ 250.0
Interest rate		6.125%		6.125%
6.125% Notes, Due December 15, 2024 [Member] | SBH and SB/RH [Member]
Debt Instrument [Line Items]
Notes		$ 250.0		$ 250.0
Rate		6.10%		6.10%
Interest rate		6.125%
Maturity date		Dec. 15, 2024
6.375% Notes, Due November 15, 2020 [Member]
Debt Instrument [Line Items]
Notes										$ 520.0
6.375% Notes, Due November 15, 2020 [Member] | SBH and SB/RH [Member]
Debt Instrument [Line Items]
Notes				$ 129.7
Rate				6.40%
Interest rate		6.375%
Maturity date		Nov. 15, 2020
6.625% Notes, Due November 15, 2022 [Member]
Debt Instrument [Line Items]
Notes										$ 570.0
Interest rate		6.625%		6.625%
6.625% Notes, Due November 15, 2022 [Member] | SBH and SB/RH [Member]
Debt Instrument [Line Items]
Notes		$ 570.0		$ 570.0
Rate		6.60%		6.60%
Interest rate		6.625%
Maturity date		Nov. 15, 2022
Other Notes And Obligations [Member] | SBH and SB/RH [Member]
Debt Instrument [Line Items]
Other notes and obligations		$ 4.7		$ 3.9
Rate		8.00%		7.50%
Obligations Under Capital Leases [Member] | SBH and SB/RH [Member]
Debt Instrument [Line Items]
Obligations under capital leases		$ 199.7		$ 67.4
Rate		5.70%		5.30%